OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term assets

	2017	2016
Investment in North West Redwater Partnership	$292	$261
North West Redwater Partnership subordinated debt (1)	510	385
Risk Management (note 18)	204	489
Other	241	168
	1,247	1,303
Less: current portion	79	283
	$1,168	$1,020

Summary of assets, liabilities, partners' equity and equity (income) loss related to joint venture
The assets, liabilities, partners’ equity and equity income related to Redwater Partnership and the Company’s 50% interest at December 31, 2017 and 2016 were comprised as follows:

	2017		2016
	Redwater Partnership 100% interest	Company 50% interest	Redwater Partnership 100% interest	Company 50% interest
Current assets	$330	$165	$96	$48
Non-current assets	$10,540	$5,270	$8,258	$4,129
Current liabilities	$2,476	$1,238	$572	$286
Non-current liabilities	$7,810	$3,905	$7,260	$3,630
Partners’ equity	$584	$292	$522	$261
Equity income	$(62)	$(31)	$(14)	$(7)